Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of components of income tax expense

	2024	2023

	(In thousands)
Taxes currently payable	$797	$528
Deferred income taxes	(904)	13
Income tax (benefit) expense	$(107)	$541

Schedule of reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense

	2024	2023

	(In thousands)
Computed at the statutory rate (21%)	$1,532	$1,993
(Decrease) increase resulting from
Tax exempt interest	(1,571)	(1,256)
Earnings on bank-owned life insurance - net	(90)	(89)
Low income housing credit	(63)	(49)
Other	85	(58)
Actual (benefit) tax expense	$(107)	$541

Schedule of tax effects of temporary differences related to deferred taxes shown on the balance sheets

	2024	2023

	(In thousands)
Deferred tax assets
Allowance for credit losses	$865	$870
Stock based compensation	241	238
Accrued expenses	61	80
Deferred compensation	513	525
Non-accrual loan interest	1	6
Lease liablity	603	—
Net operating loss carryforward	561	—
Tax credit carryforward	474	—
Unrealized loss on securities available for sale	2,547	1,874
Other	12	—
Total deferred tax assets	5,878	3,593

Deferred tax liabilities
Depreciation	(433)	(410)
Deferred loan costs, net	(7)	(2)
FHLB stock dividends	(60)	(60)
Prepaid expenses	(36)	(55)
Intangibles	(30)	(58)
Right of use asset	(566)	—
Employee benefit expense	(735)	(599)
Total deferred tax liabilities	(1,867)	(1,184)
Net deferred tax asset	$4,011	$2,409